Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec. 01, 2011
EFIAA Retail | VALUE MOMENTUM FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Net Expenses	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	953
5 Years	rr_ExpenseExampleYear05	1,254
10 Years	rr_ExpenseExampleYear10	2,107
Annual Return 2001	rr_AnnualReturn2001	(6.58%)
Annual Return 2002	rr_AnnualReturn2002	(20.58%)
Annual Return 2003	rr_AnnualReturn2003	29.46%
Annual Return 2004	rr_AnnualReturn2004	14.25%
Annual Return 2005	rr_AnnualReturn2005	6.88%
Annual Return 2006	rr_AnnualReturn2006	20.22%
Annual Return 2007	rr_AnnualReturn2007	2.18%
Annual Return 2008	rr_AnnualReturn2008	(38.39%)
Annual Return 2009	rr_AnnualReturn2009	23.90%
Annual Return 2010	rr_AnnualReturn2010	12.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.16%)
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.62%
EFIAA Retail | VALUE MOMENTUM FUND | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.53%
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
10 Years	rr_AverageAnnualReturnYear10	0.32%
EFIAA Retail | VALUE MOMENTUM FUND | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	1.20%
EFIAA Retail | VALUE MOMENTUM FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Net Expenses	rr_NetExpensesOverAssets	1.87%	[2]
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	890
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,070
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	590
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,015
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,070
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	1.56%
EFIAA Retail | VALUE MOMENTUM FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Net Expenses	rr_NetExpensesOverAssets	1.87%	[2]
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	1,015
10 Years	rr_ExpenseExampleYear10	2,200
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	590
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,015
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,200
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	1.55%
EFIAA Retail | VALUE MOMENTUM FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Momentum Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital growth;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (for Class A Shares, net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests in stocks and other securities that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security's historical valuation. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. The Fund generally will invest in companies with medium to large market capitalizations, although the Fund may invest in companies of any size, and a majority of them will pay dividends. The Fund considers a company to be a large capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the S&P 500 Index and/or the Russell 1000 Value Index. As of September 30, 2011, the market capitalization for companies included in the S&P 500 Index and the Russell 1000 Value Index ranged from approximately $721.1 million to $353.4 billion and from approximately $470.3 million to $353.1 billion, respectively. The Fund considers a company to be a medium capitalization company if the company's capitalization is within the range of the market capitalization of the companies in the Russell MidCap Index. As of September 30, 2011, the market capitalization for companies included in the Russell MidCap Index ranged from approximately $470.3 million to $16.7 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The Fund may invest up to 20% of the Fund's assets in foreign securities (which may include up to 5% of the Fund's assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations. In these and other cases, the Fund may not achieve its total return and income objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Medium-Sized Companies Risk: Investing in medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many medium-sized companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, medium-sized companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. The performance of the Fund may be more volatile than that of a fund that invests primarily in larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and one additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	06/30/03	17.41%
Lowest Quarter	12/31/08	-24.16%
Year-to-date total return as of 9/30/2011		-10.74%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

EFIAA Retail | VALUE MOMENTUM FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
EFIAA Retail | VALUE MOMENTUM FUND | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.27%, 1.87% and 1.87%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.